PROVISION (REVERSAL OF PROVISION) OF LONG-TERM RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Provision (Reversal of Provision) of Long-Term Receivables

	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	RMB	US$
				(Note 3)

Provision (reversal of provision) of long term receivables	(17,927,763)	8,439,580	—	—

Total	(17,927,763)	8,439,580	—	—